Income Taxes - Movement in Deferred Tax Assets and Liabilities (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	₨ (3,516)	₨ (822)	₨ (295)
Credit/(charge) in the consolidated statement of Changes in equity on adoption of IFRS 9			430
Credit/(charge) in the consolidated statement of income	3,944	1,288	391
Credit/(charge) in the Other comprehensive income	1,573	(1,218)	795
On account of business combination	(113)	(2,764)	(2,143)
Assets held for sale	1,961
Ending balance	3,849	(3,516)	(822)
Carry-forward losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	5,513	5,250	3,589
Credit/(charge) in the consolidated statement of income	133	825	147
Credit/(charge) in the Other comprehensive income	48	(562)	(90)
On account of business combination			1,604
Ending balance	5,694	5,513	5,250
Accrued expenses and liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	3,151	3,270	2,546
Credit/(charge) in the consolidated statement of income	243	(44)	500
Credit/(charge) in the Other comprehensive income	(246)	(75)	224
Assets held for sale	(41)
Ending balance	3,107	3,151	3,270
Allowances for lifetime expected credit loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	2,955	3,039	1,859
Credit/(charge) in the consolidated statement of Changes in equity on adoption of IFRS 9			430
Credit/(charge) in the consolidated statement of income	1,564	(77)	751
Credit/(charge) in the Other comprehensive income	2	(7)	(1)
Assets held for sale	(22)
Ending balance	4,499	2,955	3,039
Minimum alternate tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1,520	1,457	1,844
Credit/(charge) in the consolidated statement of income	(1,446)	63	(387)
Ending balance	74	1,520	1,457
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(4,153)	(4,262)	(3,416)
Credit/(charge) in the consolidated statement of income	912	(249)	(827)
Credit/(charge) in the Other comprehensive income	(75)	358	(19)
Assets held for sale	1,150
Ending balance	(2,166)	(4,153)	(4,262)
Amortizable goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(4,057)	(3,963)	(3,347)
Credit/(charge) in the consolidated statement of income	1,522	(401)	(977)
Credit/(charge) in the Other comprehensive income	(53)	307	361
Assets held for sale	778
Ending balance	(1,810)	(4,057)	(3,963)
Intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(4,511)	(4,665)	(1,965)
Credit/(charge) in the consolidated statement of income	1,546	2,639	989
Credit/(charge) in the Other comprehensive income	(112)	279	58
On account of business combination	(113)	(2,764)	(3,747)
Ending balance	(3,190)	(4,511)	(4,665)
Interest on bonds and fair value movement of investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(2,245)	(814)	(448)
Credit/(charge) in the consolidated statement of income	(112)	(837)	(324)
Credit/(charge) in the Other comprehensive income	645	(594)	(42)
Ending balance	(1,712)	(2,245)	(814)
Cash flow hedges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,419)	(458)	(719)
Credit/(charge) in the consolidated statement of income			1
Credit/(charge) in the Other comprehensive income	1,448	(961)	260
Ending balance	29	(1,419)	(458)
Deferred revenue [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(183)	(4)	(418)
Credit/(charge) in the consolidated statement of income	(35)	(192)	377
Credit/(charge) in the Other comprehensive income	(9)	13	37
Assets held for sale	(46)
Ending balance	(273)	(183)	(4)
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(87)	328	180
Credit/(charge) in the consolidated statement of income	(383)	(439)	141
Credit/(charge) in the Other comprehensive income	(75)	24	7
Assets held for sale	142
Ending balance	₨ (403)	₨ (87)	₨ 328